Leases	12 Months Ended
Mar. 27, 2021
Leases [Abstract]
Disclosure Of LeasesLessee Operating Leases and Finance Leases [Text Block]

12.	Leases:
Amounts recognized in the Consolidated Statement of Earnings were as follows:

	52 weeks ended March 27, 2021	52 weeks ended March 28, 2020
	(in thousands)
Fixed operating lease expense	$12,495	$12,704
Variable operating lease expense (1)	927	4,437

Total lease expense	$13,422	$17,141

(1)
In May 2020, the FASB issued guidance to Topic 842, Leases, exempting lessees from determining whether
COVID-19
related rent concessions are lease modifications when certain conditions are met. In accordance with the guidance issued, the Company adopted the amendment effective March 29, 2020 and elected not to treat
COVID-19
related rent concessions as lease modifications. As such, rent concessions of $4.1 million were recognized in the consolidated statement of operations for the period ended March 27, 2021 as a negative variable rent expense, and the Company expects to continue seeking further rent concessions as it continues to monitor the impact of
COVID-19.

Variable operating lease expense includes percentage rent, taxes, mall advertising and common area maintenance charges. Rent expense for the Company was approximately $15.4 million for year ended March 30, 2019.
The weighted average remaining operating lease term was 5 years and the weighted average discount rate was 10.0% for all of the Company’s operating leases as of March 27, 2021.
The following table provides supplemental cash flow information related to the Company’s operating leases:

	52 weeks ended March 27, 2021	52 weeks ended March 28, 2020
	(in thousands)
Cash outflows from operating activities attributable to operating leases (1)	$9,186	$10,245
Right-of-use assets obtained in exchange for operating lease liabilities (2)	2,562	3,509

(1)	Net of $4.2 million rent concessions associated to base rent for the period ended March 27, 2021.
(2)
Right-of-use
assets obtained are recognized net of leasehold inducements. For the period ending March 27, 2021, leasehold inducements totaled $2.3 million of which $1.1 million is included in Accounts Receivable. For the period ending March 28, 2020, leasehold inducements totaled $0.9 million, of which $0.3 million is included in Accounts Receivable.

The following table reconciles the undiscounted cash flows expected to be paid in each of the next five fiscal years and thereafter to the operating lease liability recorded on the Consolidated Balance Sheet for operating leases and finance leases which is included in long-term debt on the existing as of March 27, 2021.

Minimum Lease Payments
as of March 27, 2021
(in thousands)

Year ending March:	Operating
2022	13,319
2023	13,802
2024	13,196
2025	11,895
2026	10,492
Thereafter	61,338

Total minimum lease payments	124,042
Less: amount of total minimum lease payments representing interest	(51,031)

Present value of future total minimum lease payments	73,011
Less: current portion of lease liabilities	(6,298)

Long-term lease liabilities	$66,713